As filed with the Securities and Exchange Commission on March 5, 2020

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07717

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Rhonda A. Mills, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: December 31, 2019

Item 1:	Report(s) to Shareholders.

The Annual Report is attached.

TRANSAMERICA VARIABLE FUNDS

TRANSAMERICA ASSET

ALLOCATION VARIABLE FUNDS

Annual Report

December 31, 2019

We want to let you know that beginning January 1, 2021, unless you request otherwise, we will no longer mail copies of shareholder reports for funds in your portfolio. This change is permitted by regulations adopted by the Securities and Exchange Commission. Instead, the reports will be made available on our website. We’ll let you know by mail each time a report is posted. The notification will have a URL for accessing the report.

If you have already elected to receive documents from us electronically, you will not be affected by this change. You are already receiving an email with a link to the reports so there is nothing you need to do.

You do have the option of continuing to receive paper copies of all future shareholder reports free of charge. If you would like this option, give us a call at the number on your account statement, Monday through Thursday 8 - 6:30, or Friday 8 - 5:30 ET.

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

Transamerica Asset Allocation Variable Funds	Annual Report 2019

This report is not to be construed as an offering for sale of any contracts participating in the Subaccounts (Series) of the Transamerica Variable Funds or the Transamerica Asset Allocation Variable Funds, or as a solicitation of an offer to buy contracts unless preceded by or accompanied by a current prospectus which contains complete information about charges and expenses.

This report consists of the annual report of the Transamerica Asset Allocation Variable Funds and the annual report of the Calvert VP SRI Balanced Portfolio.

Proxy Voting Policies and Procedures

A description of the proxy voting policies and procedures of the Transamerica Asset Allocation Variable Funds is included in the applicable Statements of Additional Information which are available without charge, upon request: (i) by calling 1-800-755-5801; or (ii) on the SEC’s website at www.sec.gov. In addition, the Transamerica Asset Allocation Variable Funds are required to file Form N-PX, with the complete proxy voting record for the most recent twelve months ended June 30, no later than August 31 of each year. Form N-PX for the twelve months ended June 30, 2019, is available without charge, upon request by calling 1-800-851-9777 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

Each fiscal quarter, Transamerica Asset Allocation Variable Funds will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Subaccounts’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

440 Mamaroneck Avenue

Harrison, New York 10528

To Contract Holders with Interests in the

Transamerica Variable Funds:

We are pleased to present the most recent annual report for the Calvert VP SRI Balanced Portfolio. As required under applicable law, we are sending this annual report to contract holders of Group Variable Annuity Contracts issued by Transamerica Financial Life Insurance Company with unit interests in the Calvert Series Subaccount of the Transamerica Variable Funds, which invests its assets in the Calvert VP SRI Balanced Portfolio, a series of Calvert Variable Series, Inc.

Please call your retirement plan administrator, Transamerica Retirement Solutions, LLC, at (800) 755-5801 if you have any questions regarding these reports.

Dear Contract Holder,

On behalf of Transamerica Asset Allocation Variable Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This annual report provides certain information about the investments and performance of your Subaccount(s) during the fiscal year. The Securities and Exchange Commission currently requires that annual and semi-annual reports be sent to all contract holders. This report ended December 31, 2019 covers the 12-month period ended December 31, 2019.

We believe it is important to understand market conditions over the fiscal year to provide a context for reading this report. As the year began, markets had reacted negatively to steadily rising interest rates and the fear that the U.S Federal Reserve (“Fed”) was possibly on the verge of a major monetary policy error, that of raising rates into a slowing economy. The S&P 500® had declined by approximately 20% from its September 2018 high and credit spreads increased considerably as well. This negative sentiment had also extended into the international markets where both developed and emerging markets had suffered losses in excess of U.S. equities. While the ongoing U.S./China trade dispute shared some of the blame for investor angst going into 2019, most eyes were squarely on the Fed and what the path of interest rates might be for the new year. As the calendar turned to 2019, however, the Fed moderated its tone to one of patience, signaling that further rate hikes were likely off the table for the time being. U.S. equity markets reacted favorably in response and approached all-time highs by late spring 2019.

U.S./China trade talks continued through the first few months of 2019 with little progress, and in May negotiations deteriorated as the U.S. announced a new round of tariffs. China immediately responded with tariffs of its own on U.S. exports. Equity markets initially declined on this news, however, the Fed responded to these renewed trade tensions by signaling it would “act as appropriate to sustain the expansion” which served to contain fears of an economic slowdown. The Fed then proceeded to cut the Fed Funds rate by 0.25% at three consecutive meetings from July through October, taking its policy rate down to a target range of 1.50%—1.75%. These represented the first interest rate cuts since the Fed had begun its tightening campaign in December of 2015, and global equity and credit markets responded favorably.

Markets finished the fiscal year strong as U.S./China trade relations improved and expectations of a stable growth economy combined with benign inflation and lower interest rates helped to emphasize optimism for the year ahead. While the manufacturing sector exhibited some weakness, consumer spending remained strong. Although the drama of impeachment and election uncertainties loomed over Washington, investors seem to have taken those non-market related developments in stride while focusing on the broader investment landscape featuring the lowest unemployment rate in fifty years, higher wages and the prospect of rising corporate earnings growth. The S&P 500®, NASDAQ and Dow Jones Industrial Average all closed the year near their highest levels ever.

For the 12-month period ended December 31, 2019, the S&P 500® Index returned 31.49% while the MSCI EAFE Index, representing international developed market equities, returned 22.66%. During the same period, the Bloomberg Barclays U.S. Aggregate Bond Index returned 8.72%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Asset Allocation Variable Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Asset Allocation Variable Funds

Bloomberg Barclays U.S. Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500®: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Asset Allocation Variable Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Asset Allocation Variable Funds. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and an investor cannot directly in an index.

Disclosure of Expenses

(unaudited)

UNIT HOLDER EXPENSES

Transamerica Asset Allocation Variable Funds (each individually, a “Subaccount” and collectively, the “Subaccounts”) is a separate investment account established by Transamerica Financial Life Insurance Company, Inc. (“TFLIC”), and is used as an investment vehicle under certain tax-deferred annuity contracts issued by TFLIC. Each Subaccount invests in underlying subaccounts of Transamerica Variable Funds (“TVF”), a unit investment trust. Subaccount contract holders bear the costs of operating the Subaccount (such as the advisory fee).

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Subaccounts and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at July 1, 2019, and held for the entire six-month period until December 31, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Subaccounts’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Subaccounts’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Subaccount versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Actual Expenses		Hypothetical Expenses (A)
Subaccount	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C) (D)
Transamerica Asset Allocation – Short Horizon Subaccount	$1,000.00	$1,024.50	$1.02	$1,024.20	$1.02	0.20%
Transamerica Asset Allocation – Intermediate Horizon Subaccount	1,000.00	1,050.50	1.03	1,024.20	1.02	0.20
Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount	1,000.00	1,063.60	1.04	1,024.20	1.02	0.20

(A)	5% return per year before expenses.

(B)	Expenses are calculated using each Subaccount’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Subaccounts invest. The total annual expenses, as stated in the fee table of the Subaccounts’ Prospectus, may differ from the expense ratios disclosed in this report.

(D)	Net annualized expense ratios are reflective of any applicable fee waivers and/or reimbursements are based on the most recent six-months and may differ from the net expense ratio displayed in the Financial Highlights which covers a twelve-month period.

Transamerica Asset Allocation Variable Funds	Annual Report 2019

Schedule of Investments Composition

At December 31, 2019

(unaudited)

Transamerica Asset Allocation – Short Horizon Subaccount

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	89.0%
U.S. Equity Funds	8.5
International Equity Fund	2.2
Money Market Fund	0.3
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Asset Allocation – Intermediate Horizon Subaccount

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	47.3%
U.S. Equity Funds	41.2
International Equity Fund	11.2
Money Market Fund	0.3
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	55.0%
U.S. Fixed Income Funds	28.0
International Equity Fund	16.8
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Asset Allocation Variable Funds	Annual Report 2019

Transamerica Asset Allocation – Short Horizon Subaccount

SCHEDULE OF INVESTMENTS

At December 31, 2019

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 2.2%
Transamerica Variable International Equity (A) (B)	5,117	$ 128,203

Money Market Fund - 0.3%
Transamerica Variable Government Money Market (A) (B)	818	17,503

U.S. Equity Funds - 8.5%
Transamerica Variable Large Growth (A) (B)	1,236	193,740
Transamerica Variable Large Value Opportunities (A) (B)	1,817	194,034
Transamerica Variable Small Cap Core (A) (B)	1,937	122,826

		510,600

U.S. Fixed Income Funds - 89.0%
Transamerica Variable High Quality Bond (A) (B)	51,680	951,208

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Variable High Yield Bond (A) (B)	16,449	$ 626,823
Transamerica Variable Inflation-Protected Securities (A) (B)	33,187	948,190
Transamerica Variable Intermediate Bond (A) (B)	55,904	2,794,930

		5,321,151

Total Investment Companies (Cost $5,361,479)		5,977,457

Total Investments (Cost $5,361,479)		5,977,457
Net Other Assets (Liabilities) - (0.0)% (C)		(1,071)

Net Assets - 100.0%		$ 5,976,386

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$5,977,457	$—	$—	$5,977,457

Total Investments	$5,977,457	$—	$—	$5,977,457

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment of Transamerica Variable Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(B)	Non-income producing securities.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the year ended December 31, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Annual Report 2019

Transamerica Asset Allocation – Intermediate Horizon Subaccount

SCHEDULE OF INVESTMENTS

At December 31, 2019

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 11.2%
Transamerica Variable International Equity (A) (B)	74,919	$ 1,877,217

Money Market Fund - 0.3%
Transamerica Variable Government Money Market (A) (B)	1,968	42,092

U.S. Equity Funds - 41.2%
Transamerica Variable Large Growth (A) (B)	17,256	2,705,467
Transamerica Variable Large Value Opportunities (A) (B)	24,514	2,617,221
Transamerica Variable Small Cap Core (A) (B)	24,395	1,546,890

		6,869,578

U.S. Fixed Income Funds - 47.3%
Transamerica Variable High Quality Bond (A) (B)	66,649	1,226,721

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Variable High Yield Bond (A) (B)	25,397	$ 967,845
Transamerica Variable Inflation-Protected Securities (A) (B)	66,241	1,892,579
Transamerica Variable Intermediate Bond (A) (B)	76,291	3,814,156

		7,901,301

Total Investment Companies (Cost $12,825,361)		16,690,188

Total Investments (Cost $12,825,361)		16,690,188
Net Other Assets (Liabilities) - (0.0)% (C)		(2,904)

Net Assets - 100.0%		$ 16,687,284

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$16,690,188	$—	$—	$16,690,188

Total Investments	$16,690,188	$—	$—	$16,690,188

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment of Transamerica Variable Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(B)	Non-income producing securities.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the year ended December 31, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Annual Report 2019

Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount

SCHEDULE OF INVESTMENTS

At December 31, 2019

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 16.8%
Transamerica Variable International Equity (A) (B)	213,983	$ 5,361,671

Money Market Fund - 0.2%
Transamerica Variable Government Money Market (A) (B)	3,139	67,123

U.S. Equity Funds - 55.0%
Transamerica Variable Large Growth (A) (B)	43,954	6,891,243
Transamerica Variable Large Value Opportunities (A) (B)	62,668	6,690,651
Transamerica Variable Small Cap Core (A) (B)	63,206	4,007,912

		17,589,806

U.S. Fixed Income Funds - 28.0%
Transamerica Variable High Quality Bond (A) (B)	31,666	582,829

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Variable High Yield Bond (A) (B)	31,671	$ 1,206,935
Transamerica Variable Inflation-Protected Securities (A) (B)	93,339	2,666,810
Transamerica Variable Intermediate Bond (A) (B)	90,139	4,506,463

		8,963,037

Total Investment Companies (Cost $20,365,275)		31,981,637

Total Investments (Cost $20,365,275)		31,981,637
Net Other Assets (Liabilities) - (0.0)% (C)		(5,537)

Net Assets - 100.0%		$ 31,976,100

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$31,981,637	$—	$—	$31,981,637

Total Investments	$31,981,637	$—	$—	$31,981,637

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment of Transamerica Variable Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(B)	Non-income producing securities.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the year ended December 31, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Annual Report 2019

STATEMENTS OF ASSETS AND LIABILITIES

At December 31, 2019

	Short Horizon	Intermediate Horizon	Intermediate/Long Horizon
Assets:
Affiliated investments, at value (A)	$5,977,457	$16,690,188	$31,981,637
Receivables and other assets:
Affiliated investments sold	1,335	1,277	29,618
Units sold	3,110	5,504	32,886
Total assets	5,981,902	16,696,969	32,044,141

Liabilities:
Payables and other liabilities:
Affiliated investments purchased	3,110	5,504	32,886
Units redeemed	1,335	1,277	29,618
Investment advisory fees	1,071	2,904	5,537
Total liabilities	5,516	9,685	68,041
Net assets	$5,976,386	$16,687,284	$31,976,100

Net assets consist of:
Costs of accumulation units	$249,020	$(588,705)	$7,762,255
Total distributable earnings (accumulated losses)	5,727,366	17,275,989	24,213,845
Net assets	$5,976,386	$16,687,284	$31,976,100
Accumulation units	251,127	572,951	1,006,893
Unit value	$23.80	$29.13	$31.76

(A) Affiliated investments, at cost	$5,361,479	$12,825,361	$20,365,275

STATEMENTS OF OPERATIONS

For the year ended December 31, 2019

	Short Horizon	Intermediate Horizon	Intermediate/Long Horizon
Expenses:
Investment advisory fees	$11,760	$32,179	$59,467

Net investment income (loss)	(11,760)	(32,179)	(59,467)

Net realized gain (loss) on:
Affiliated investments	111,653	556,513	995,234

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	387,804	1,703,768	4,012,901
Net realized and change in unrealized gain (loss)	499,457	2,260,281	5,008,135
Net increase (decrease) in net assets resulting from operations	$487,697	$2,228,102	$4,948,668

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended:

	Short Horizon		Intermediate Horizon		Intermediate/Long Horizon
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
From operations:
Net investment income (loss)	$(11,760)	$(11,671)	$(32,179)	$(33,601)	$(59,467)	$(60,314)
Net realized gain (loss)	111,653	141,590	556,513	1,428,785	995,234	1,843,203
Net change in unrealized appreciation (depreciation)	387,804	(281,679)	1,703,768	(2,332,530)	4,012,901	(4,000,660)
Net increase (decrease) in net assets resulting from operations	487,697	(151,760)	2,228,102	(937,346)	4,948,668	(2,217,771)

Unit transactions:
Units sold	838,696	967,369	1,516,406	1,753,212	2,930,883	2,492,185
Units redeemed	(964,324)	(1,018,648)	(2,095,053)	(3,396,117)	(2,918,410)	(4,690,721)
Net increase (decrease) in net assets resulting from unit transactions	(125,628)	(51,279)	(578,647)	(1,642,905)	12,473	(2,198,536)
Net increase (decrease) in net assets	362,069	(203,039)	1,649,455	(2,580,251)	4,961,141	(4,416,307)

Net assets:
Beginning of year	5,614,317	5,817,356	15,037,829	17,618,080	27,014,959	31,431,266
End of year	$5,976,386	$5,614,317	$16,687,284	$15,037,829	$31,976,100	$27,014,959

Unit transactions - shares:
Units sold	36,241	43,641	55,097	64,940	98,802	84,939
Units redeemed	(41,797)	(45,945)	(76,117)	(125,630)	(99,115)	(159,971)
Net increase (decrease)	(5,556)	(2,304)	(21,020)	(60,690)	(313)	(75,032)

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Annual Report 2019

FINANCIAL HIGHLIGHTS

For a unit outstanding during the years indicated:	Short Horizon
	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015
Unit value, beginning of year	$21.87	$22.46	$21.56	$20.81	$21.16

Investment operations:
Net investment income (loss) (A)	(0.05)	(0.04)	(0.04)	(0.04)	(0.04)
Net realized and unrealized gain (loss)	1.98	(0.55)	0.94	0.79	(0.31)
Total investment operations	1.93	(0.59)	0.90	0.75	(0.35)

Unit value, end of year	$23.80	$21.87	$22.46	$21.56	$20.81
Total return	8.80%	(2.62)%	4.19%	3.58%	(1.66)%

Ratio and supplemental data:
Net assets end of year (000’s)	$5,976	$5,614	$5,817	$5,754	$6,385
Expenses to average net assets (B)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss) to average net assets	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Portfolio turnover rate	36%	44%	34%	33%	51%

(A)	Calculated based on average number of units outstanding.
(B)	Does not include expenses of the underlying investments in which the Subaccount invests.

For a unit outstanding during the years indicated:	Intermediate Horizon
	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015
Unit value, beginning of year	$25.32	$26.91	$24.28	$23.12	$23.47

Investment operations:
Net investment income (loss) (A)	(0.06)	(0.05)	(0.05)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	3.87	(1.54)	2.68	1.21	(0.30)
Total investment operations	3.81	(1.59)	2.63	1.16	(0.35)

Unit value, end of year	$29.13	$25.32	$26.91	$24.28	$23.12
Total return	15.04%	(5.92)%	10.84%	5.01%	(1.48)%

Ratio and supplemental data:
Net assets end of year (000’s)	$16,687	$15,038	$17,618	$17,250	$18,196
Expenses to average net assets (B)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss) to average net assets	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Portfolio turnover rate	23%	37%	40%	26%	23%

(A)	Calculated based on average number of units outstanding.
(B)	Does not include expenses of the underlying investments in which the Subaccount invests.

For a unit outstanding during the years indicated:	Intermediate/Long Horizon
	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015
Unit value, beginning of year	$26.82	$29.04	$25.48	$24.13	$24.47

Investment operations:
Net investment income (loss) (A)	(0.06)	(0.06)	(0.05)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	5.00	(2.16)	3.61	1.40	(0.29)
Total investment operations	4.94	(2.22)	3.56	1.35	(0.34)

Unit value, end of year	$31.76	$26.82	$29.04	$25.48	$24.13
Total return	18.40%	(7.65)%	13.97%	5.60%	(1.40)%

Ratio and supplemental data:
Net assets end of year (000’s)	$31,976	$27,015	$31,431	$28,225	$28,993
Expenses to average net assets (B)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss) to average net assets	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Portfolio turnover rate	25%	30%	25%	21%	16%

(A)	Calculated based on average number of units outstanding.
(B)	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Annual Report 2019

NOTES TO FINANCIAL STATEMENTS

At December 31, 2019

1. ORGANIZATION

Transamerica Asset Allocation Variable Funds (the “Separate Account”), is a non-diversified separate account of Transamerica Financial Life Insurance Company (“TFLIC”), and is registered as a management investment company under the Investment Company Act of 1940, as amended. The Separate Account applies investment company accounting and reporting guidance. The Separate Account is composed of three different subaccounts (each, a “Subaccount” and collectively, the “Subaccounts”) that are separate investment funds and are as follows. Each Subaccount invests substantially all of its investable assets among certain Transamerica Variable Funds (“TVF”). Certain TVF subaccounts invest substantially all of their investable assets in underlying series of Transamerica Funds (each a “Fund” and collectively, the “Funds”).

Subaccount
Transamerica Asset Allocation – Short Horizon Subaccount (“Short Horizon”)
Transamerica Asset Allocation – Intermediate Horizon Subaccount (“Intermediate Horizon”)
Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount (“Intermediate/Long Horizon”)

The only shareholders of the Separate Account are contract holders of the affiliated insurance company variable life and annuity contracts.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Subaccounts pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Subaccounts. TAM supervises each Subaccount’s investments, conducts its investment program and provides supervisory and management services to the Subaccounts.

TAM is responsible for all aspects of the day-to-day management of the Subaccounts.

TAM’s investment management services also include the provision of supervisory and administrative services to the Subaccounts. These services include performing certain administrative services for the Subaccounts and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Subaccounts by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Subaccounts from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Subaccount investments; assisting with Subaccount combinations and liquidations: oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Subaccounts’ custodian and dividend disbursing agent and monitoring their services to the Subaccounts; assisting the Subaccounts in preparing reports to shareholders; acting as liaison with the Subaccounts’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Subaccounts.

For each of the Funds, TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Subaccounts’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Subaccounts.

Security transactions: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Net realized gain (loss) is from investments in units of investment companies.

Operating expenses: The Separate Account accounts separately for the assets, liabilities, and operations of each Subaccount. Each Subaccount will indirectly bear the fees and expenses reflected in the corresponding TVF unit value. These expenses are not reflected in the expenses within the Statements of Operations of the Subaccount and are not included in the Expenses to average net assets, and Net investment income (loss) to average net assets within the Financial Highlights.

Transamerica Asset Allocation Variable Funds	Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Subaccounts enter into contracts that contain a variety of representations that provide general indemnifications. The Subaccounts’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Subaccounts and/or their affiliates that have not yet occurred. However, based on experience, the Subaccounts expect the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The value of each Subaccount’s investment in a corresponding TVF subaccount is valued at the TVF unit value per share at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Subaccounts, own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Subaccounts’ investments at December 31, 2019, is disclosed within the Security Valuation section of each Subaccount’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Each Subaccount invests substantially all of its investable assets among certain TVF subaccounts and the TVF subaccounts invest all of their investable assets in the Funds. The summary of the inputs used for valuing each Fund’s assets carried at fair value is discussed in the Security Valuation section of the Funds’ Notes to Financial Statements. Descriptions of the valuation techniques applied to the Subaccounts’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying investment as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying investment and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

4. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Subaccounts’ investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Asset Allocation Variable Funds	Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2019

4. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Subaccounts purchase interests in the TVF, which in turn, purchase interests in the Funds. The net assets of the Subaccounts will reflect the investment management fee and other expenses incurred by the Funds. TAM serves as the investment manager to each Fund.

All Subaccount holdings in investment companies are considered affiliated. Realized and unrealized gains (losses) are broken out within the Statements of Operations.

Investment advisory fees: TAM provides general investment advice to each Subaccount pursuant to the investment advisory agreement. For its services, each Subaccount pays management fees accrued daily and payable monthly, at an annual rate equal to 0.20% of each Subaccount’s daily ANA.

TFLIC is the legal holder of the assets in the Subaccounts and will at all times maintain assets in the Subaccounts with a total market value of at least equal to the contract liabilities for the Subaccounts.

Certain managing board members and officers of TFLIC are also trustees, officers, or employees of TAM or its affiliates. No interested managing board member, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Separate Account. Similarly, none of the Separate Account’s officers or interested trustees receive compensation from the Subaccounts. The independent board members of TFLIC are also trustees of the Funds, for which they receive fees.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by the Separate Account to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee.

Brokerage commissions: The Subaccounts incurred no brokerage commissions on security transactions placed with affiliates of the adviser for the year ended December 31, 2019.

5. PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Subaccount	Purchases of Securities	Sales of Securities
Short Horizon	$2,101,124	$2,238,394
Intermediate Horizon	3,756,411	4,366,927
Intermediate/Long Horizon	7,400,303	7,446,434

6. FEDERAL INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of TFLIC, a wholly-owned subsidiary of Aegon USA. TFLIC does not expect, based upon current tax law, to incur any income tax upon the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charges are currently being deducted from the Separate Account for federal income tax purposes. The Subaccounts recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Subaccounts’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Subaccounts’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Subaccounts’ financial statements. If applicable, the Subaccounts recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations. The Subaccounts identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Subaccounts make significant investments; however, the Subaccounts are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

7. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair

Transamerica Asset Allocation Variable Funds	Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2019

7. NEW ACCOUNTING PRONOUNCEMENT (continued)

value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Subaccounts’ financial statements.

8. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Funds’ financial statements.

Transamerica Asset Allocation Variable Funds	Annual Report 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract holders of Transamerica Asset Allocation Variable Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Transamerica Asset Allocation Variable Funds (the “Separate Account”) (comprising Transamerica Asset Allocation – Short Horizon Subaccount, Transamerica Asset Allocation – Intermediate Horizon Subaccount and Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount) (collectively referred to as the “Subaccounts”), including the schedule of investments, as of December 31, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Subaccounts comprising Transamerica Asset Allocation Variable Funds at December 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of the Separate Account’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Transamerica investment companies since 1995.

Boston, Massachusetts

February 26, 2020

Transamerica Asset Allocation Variable Funds	Annual Report 2019

Management of the Trust

Board Members and Officers

The members of the Board (“Board Members”) and executive officers of the Trust are listed below.

Interested Board Member means a board member who may be deemed an “interested person” (as that term is defined in the 1940 Act) of the Trust because of his current or former service with TAM or an affiliate of TAM. Interested Board Members may also be referred to herein as “Interested Trustees.” Independent Board Member means a Board Member who is not an “interested person” (as defined under the 1940 Act) of the Trust and may also be referred to herein as an “Independent Trustee.”

The Board governs each fund and is responsible for protecting the interests of the shareholders. The Board Members are experienced executives who meet periodically throughout the year to oversee the business affairs of each fund and the operation of each fund by its officers. The Board also reviews the management of each fund’s assets by the investment manager and its respective sub-adviser.

The funds are among the funds managed and sponsored by TAM (collectively, “Transamerica Fund Family”). The Transamerica Fund Family consists of (i) Transamerica Funds (“TF”); (ii) Transamerica Series Trust (“TST”); (iii) Transamerica ETF Trust (“TET”); and (iv) Transamerica Asset Allocation Variable Funds (“TAAVF”). Transamerica Fund Family consists of 126 funds as of the date of this Annual Report. With the exception of Mr. Smit, none of the Board Members serve on the board of trustees of TET. TET is overseen by a separate board of trustees.

The mailing address of each Board Member is c/o Secretary, 1801 California Street, Suite 5200, Denver, Colorado 80202.

Further information about the Trust’s Board Members and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling 1-888-233-4339 or visiting the Trust’s website at www.transamerica.com.

The Board Members, their age, their positions with the Trust, and their principal occupations for at least the past five years (their titles may have varied during that period), the number of funds in the Transamerica Fund Family the Board oversees, and other board memberships they hold are set forth in the table below. The length of time served is provided from the date a Board Member became a member of the Board.

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member
INTERESTED BOARD MEMBERS
Marijn P. Smit (46)	Chairman of the Board, President and Chief Executive Officer	Since 2014

Chairman of the Board, President and Chief Executive Officer, TF, TST and TAAVF (2014 – present);

Chairman of the Board, President and Chief Executive Officer, TET (2017 – present);

Chairman of the Board, President and Chief Executive Officer, Transamerica Partners Portfolio (“TPP”), Transamerica Partners Funds Group (“TPFG”) and Transamerica Partners Funds Group II (“TPFG II”) (2014 – 2018);

Chairman of the Board, President and Chief Executive Officer, Transamerica Income Shares, Inc. (“TIS”) (2014 – 2015);

Director, Chairman of the Board, President and Chief Executive Officer, Transamerica Asset Management, Inc. (“TAM”) and Transamerica Fund Services, Inc. (“TFS”) (2014 – present);

126	Director,
Massachusetts
Fidelity Trust
Company
(2014 – present);
Director, Aegon
Global Funds
(2016 – present);
Director – Akaan-
Aegon, S.A.P.I.
de C.V. (financial
services joint
venture in
Mexico)
(2017 – present)
Director,
Mongeral Aegon
Seguros e
Previdencia S.A.
(2019 – present);
and

Director,
Mongeral Aegon
Investimentos
Ltda.
(2018 – present)

Transamerica Asset Allocation Variable Funds	Annual Report 2019

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member
INTERESTED BOARD MEMBERS — continued
Marijn P. Smit (continued)

Senior Vice President, Transamerica Retirement Solutions LLC (2012 – present);

Trust Officer, Massachusetts Fidelity Trust Company (2014 – present);

President, Investment Solutions, Transamerica Investments & Retirement (2014 – 2016);

Vice President, Transamerica Premier Life Insurance Company (2010 – 2016);

Vice President, Transamerica Life Insurance Company (2010 – 2016);

Senior Vice President, Transamerica Financial Life Insurance Company (2013 – 2016);

Senior Vice President, Transamerica Retirement Advisors, Inc. (2013 – 2016); and

President and Director, Transamerica Stable Value Solutions, Inc. (2010 – 2016).

Alan F. Warrick (71)	Board Member	Since 2012	Board Member, TF, TST and TAAVF (2012 – present); Board Member, TPP, TPFG and TPFG II (2012 – 2018); Board Member, TIS (2012 – 2015); Senior Advisor, Lovell Minnick Equity Partners (2010 – present); Retired (2010).	121	N/A
INDEPENDENT BOARD MEMBERS
Sandra N. Bane (67)	Board Member	Since 2008	Retired (1999 – present); Board Member, TF, TST and TAAVF (2008 – present); Board Member, TPP, TPFG and TPFG II (2008 – 2018); Board Member, TIS (2008 – 2015); Board Member, Transamerica Investors, Inc.(“TII”) (2003 – 2010); and Partner, KPMG (1975 – 1999).	121	Big 5 Sporting Goods (2002 – present); Southern Company Gas (energy services holding company) (2008 – present)

Transamerica Asset Allocation Variable Funds	Annual Report 2019

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member
INDEPENDENT BOARD MEMBERS — continued
Leo J. Hill (63)	Lead Independent Board Member	Since 2002

Principal, Advisor Network Solutions, LLC (business consulting) (2006 – present);

Board Member, TST (2001 – present);

Board Member, TF (2002 – present);

Board Member, TPP, TPFG and TPFG II (2007 – 2018);

Board Member, TIS (2002 – 2015);

Board Member, TAAVF (2007 – present);

Board Member, TII (2008 – 2010);

Market President, Nations Bank of Sun Coast Florida (1998 – 1999);

Chairman, President and Chief Executive Officer, Barnett Banks of Treasure Coast Florida (1994 – 1998);

Executive Vice President and Senior Credit Officer, Barnett Banks of Jacksonville, Florida (1991 – 1994); and

Senior Vice President and Senior Loan Administration Officer, Wachovia Bank of Georgia (1976 – 1991).

				121	Ameris Bancorp (2013 – present); Ameris Bank (2013 – present)
David W. Jennings (73)	Board Member	Since 2009	Board Member, TF, TST and TAAVF (2009 – present); Board Member, TPP, TPFG and TPFG II (2009 – 2018); Board Member, TIS (2009 – 2015); Board Member, TII (2009 – 2010); Managing Director, Hilton Capital Management, LLC (2010 – present); Principal, Maxam Capital Management, LLC (2006 – 2008); and Principal, Cobble Creek Management LP (2004 – 2006).	121	N/A

Transamerica Asset Allocation Variable Funds	Annual Report 2019

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member
INDEPENDENT BOARD MEMBERS — continued
Fredric A. Nelson III (63)	Board Member	Since 2017	Board Member, TF, TST and TAAVF (2017 – present); Board Member, TPP, TPFG and TPFG II (2017 – 2018); Chief Investment Officer (“CIO”), Commonfund (2011 – 2015); Vice Chairman, CIO, ING Investment Management Americas (2003 – 2009); Managing Director, Head of U.S. Equity, JP Morgan Investment Management (1994 – 2003); Managing Director, Head of Global Quantitative Investments Group, Bankers Trust Global Investment Management (1981 – 1994).	121	N/A
John E. Pelletier (55)	Board Member	Since 2017

Board Member, TF, TST and TAAVF (2017 – present);

Board Member, TPP, TPFG and TPFG II (2017 – 2018);

Director, Center for Financial Literacy, Champlain College (2010 – present);

Co-Chair, Vermont Financial Literacy Commission with Vermont State Treasurer (2015 – 2018);

Chairman, Vermont Universal Children’s Higher Education Savings Account Program Advisory Committee (2015 – present);

Founder and Principal, Sterling Valley Consulting LLC (a financial services consulting firm) (2009 – 2017);

Independent Director, The Sentinel Funds and Sentinel Variable Products Trust (2013 – 2017);

Chief Legal Officer, Eaton Vance Corp. (2007 – 2008); and

Executive Vice President and Chief Operating Officer (2004 – 2007), General Counsel (1997 – 2004), Natixis Global Associates.

				121	N/A

Transamerica Asset Allocation Variable Funds	Annual Report 2019

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member
INDEPENDENT BOARD MEMBERS — continued
Patricia L. Sawyer (69)	Board Member	Since 2007	Retired (2007 – present); President/Founder, Smith & Sawyer LLC (management consulting) (1989 – 2007); Board Member, TF and TST (2007 – present); Board Member, TPP, TPFG and TPFG II (1993 – 2018); Board Member, TIS (2007 – 2015); Board Member, TII (2008 – 2010); Board Member, TAAVF (1993 – present); and Trustee, Chair of Finance Committee and Chair of Nominating Committee (1987 – 1996), Bryant University.	121	Honorary Trustee, Bryant University (1996 – present)
John W. Waechter (68)	Board Member	Since 2005	Partner, Englander Fischer (2016 – present); Attorney, Englander Fischer (2008 – 2015); Retired (2004 – 2008); Board Member, TST (2004 – present); Board Member, TF (2005 – present); Board Member, TAAVF (2007 – present); Board Member, TPP, TPFG and TPFG II (2007 – 2018); Board Member, TIS (2004 – 2015); Board Member, TII (2008 – 2010); Employee, RBC Dain Rauscher (securities dealer) (2004); Executive Vice President, Chief Financial Officer and Chief Compliance Officer, William R. Hough & Co. (securities dealer) (1979 – 2004); and Treasurer, The Hough Group of Funds (1993 – 2004).	121	Board Member,
Operation PAR,
Inc. (non – profit
organization)
(2008 – present);
Board Member,
Remember
Honor Support,
Inc. (non-profit
organization)
(2013 – present)
Board Member,
WRH Income
Properties, Inc.
(real estate)
(2014 – present);
and

Board Member,
Boley PAR, Inc.
(non-profit
organization)
(2016 – present)

*

Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the Trust’s Declaration of Trust.

Transamerica Asset Allocation Variable Funds	Annual Report 2019

Officers

The mailing address of each officer is c/o Secretary, 1801 California Street, Suite 5200, Denver, CO 80202. The following table shows information about the officers, including their year of birth, their positions held with the Trust and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

Name and Age	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Marijn P. Smit (46)	Chairman of the Board, President and Chief Executive Officer	Since 2014	See Interested Board Members Table Above.
Christopher A. Staples, CFA (49)	Vice President and Chief Investment Officer, Advisory Services	Since 2005

Vice President and Chief Investment Officer, Advisory Services (2007 – present), Transamerica Funds and TST; TET (2017 – present);

Vice President and Chief Investment Officer, Advisory Services (2007 – 2015), TIS;

Vice President and Chief Investment Officer, Advisory Services, TAAVF (2007 – present);

Vice President and Chief Investment Officer, Advisory Services, TPP, TPFG and TPFG II (2007 – 2018);

Director (2005 – 2019), Senior Vice President (2006 – present), Senior Director, Investments (2016 – present), Chief Investment Officer, Advisory Services (2012 – 2016) and Lead Portfolio Manager (2007 – present), TAM;

Director, TFS (2005 – 2019);

Trust Officer, Massachusetts Fidelity Trust Company (2010 – present);

Registered Representative (2007 – 2016), TCI;

Registered Representative, TFA (2005 – present).

Thomas R. Wald, CFA (59)	Chief Investment Officer	Since 2014

Chief Investment Officer, Transamerica Funds, TST and TAAVF (2014 – present); TET (2017 – present);

Chief Investment Officer, TPP, TPFG and TPFG II (2014 – 2018);

Chief Investment Officer, TIS (2014 – 2015);

Director (2017 – present), Akaan Transamerica, S.A. de C.V., Sociedad Operadora

de Fondos de Inversión;

Director (2019 – present);

Senior Vice President and Chief Investment Officer, TAM (2014 – present);

Chief Investment Officer, Transamerica Investments & Retirement

(2014 – present);

Director, Transamerica Funds Services, Inc. (2019 – present); and

Trust Officer, Massachusetts Fidelity Trust Company (2015 – present).

Transamerica Asset Allocation Variable Funds	Annual Report 2019

Name and Age	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Vincent J. Toner (49)	Vice President and Treasurer	Since 2014

Vice President and Treasurer, Transamerica Funds, TST and TAAVF (2014 – present), TET (2017 – present);

Vice President and Treasurer, TPP, TPFG and TPFG II (2014 – 2018);

Vice President and Treasurer, TIS (2014 – 2015);

Vice President (2016 – present);

Treasurer (2016 – 2019), Vice President, Administration and Treasurer (2014 – 2016), TAM;

Vice President, Administration and Treasurer, TFS (2014 – present);

Vice President (2016 – present), Transamerica Capital, Inc.;

Trust Officer (2015 – present), Massachusetts Fidelity Trust Company.

Francine J. Rosenberger (52)	Chief Compliance Officer	Since 2019

Chief Compliance Officer, Transamerica Funds, TST, TET and TAAVF (2019 – present);

Chief Compliance Officer (2019 – present), TAM;

General Counsel, Corporate Secretary and Fund Chief Compliance Officer, Steben & Company, Inc. (2013 – 2019).

Molly Possehl (41)	Anti-Money Laundering Officer	Since 2019

Anti-Money Laundering Officer, Transamerica Funds, TST, TET and TAAVF (2019 – present);

Anti-Money Laundering Officer (2019 – present), TAM;

Assistant General Counsel, Transamerica Life Insurance Company/Aegon USA (2013 – present);

Anti-Money Laundering Compliance Officer and Fraud Officer, Transamerica Life Insurance Company/Aegon USA (2015 – present);

Attorney, Anti-Money Laundering Compliance Officer (Annuity products), Transamerica Life Insurance Company/Aegon USA (2006 – 2015).

Erin D. Nelson (42)	Chief Legal Officer and Secretary	Since 2019

Chief Legal Officer and Secretary, Transamerica Funds, TST, TET and TAAVF (2019 – present);

Assistant General Counsel II and Assistant Secretary, TAM (2019 – present), Assistant Secretary (2019 – present, TFS;

Senior Vice President and Chief Compliance Officer, ALPS Advisors, Inc. (2015 – 2019).

Transamerica Asset Allocation Variable Funds	Annual Report 2019

Name and Age	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Rhonda A. Mills (53)	Assistant Secretary	Since 2016

Assistant Secretary, Transamerica Funds, TST and TAAVF (2019 – present);

Secretary, Transamerica Funds, TST and TAAVF (2019);

Assistant Secretary, Transamerica Funds, TST and TAAVF (2016 – 2019);

Assistant Secretary, TPP, TPFG and TPFG II (2016 – 2018);

Assistant Secretary, Vice President and High Level Specialist Attorney (2014 – 2016), Assistant General Counsel (2016 – present), TAM;

Vice President (2014 – 2016) and Assistant Secretary (2014 – present), TFS.

Blake Boettcher (33)	Tax Manager	Since 2018	Tax Manager, Transamerica Funds, TST, TAAVF and TET (2018 – present); Senior Manager – Tax, Charles Schwab Investment Management (2015 – 2017); Tax Manager, Deloitte Tax LLP (2012 – 2015).
Peter Sattelmair (42)	Assistant Treasurer	Since 2018	Assistant Treasurer, Transamerica Funds, TST and TAAVF (2018 – present); Director, Fund Administration, TAM (2014 – present).

*	Elected and serves at the pleasure of the Board of the Trust.

Transamerica Asset Allocation Variable Funds	Annual Report 2019

LIQUIDITY RISK MANAGEMENT PROGRAM (“LRMP”)

(unaudited)

Per initial requirements for SEC Rule 22e-4, TAM established a LRMP in 2018. The Board appointed TAM as the LRMP Administrator in September 2018, and approved the LRMP in March of 2019. In advance of the final compliance date of June 1, 2019, TAM successfully completed the liquidity rule implementation. All Funds were on-boarded to the State Street Global Exchange (SSGX) truView system (a third-party liquidity bucketing tool) at the end of December 2018. TAM currently has policies and procedures established for the day to day monitoring of liquidity risk, and continues to test and improve these policies and procedures as may be required.

Transamerica Asset Allocation Variable Funds	Annual Report 2019

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

c/o Transamerica Retirement Solutions

440 Mamaroneck Avenue

Harrison, NY 10528

206980 12/19

Item 2:	Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other officers who serve a similar function.

(b)	The Registrant’s code of ethics is reasonably designed as described in this Form N-CSR.

(c)	During the period covered by the report no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, the Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not Applicable.

(f)	The Registrant has filed this code of ethics as an exhibit pursuant to Item 13(a)(1) of Form N-CSR.

Item 3:	Audit Committee Financial Experts.

The Registrant’s Board of Trustees has determined that Sandra N. Bane, and John W. Waechter are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Ms. Bane, and Mr. Waechter are “independent” under the standards set forth in Item 3 of Form N-CSR. The designation of Ms. Bane, and Mr. Waechter as “audit committee financial experts” pursuant to Item 3 of Form N-CSR does not (i) impose upon them any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed upon them as a member of the Registrant’s audit committee or Board of Trustees in the absence of such designation; or (ii) affect the duties, obligations or liabilities of any other member of the Registrant’s audit committee or Board of Trustees.

Item 4:	Principal Accountant Fees and Services.

	Fiscal Year Ended 12/31 (in thousands)
	2019	2018
(a) Audit Fees	$47	$46
(b) Audit Related Fees(1)	$0	$0
(c) Tax Fees(2)	$0	$0
(d) All Other Fees(3)	$0	$0

(1)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the funds comprising the Registrant, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(2)

Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of the distributions for excise tax purposes, fiscal year end taxable income calculations and certain fiscal year end shareholder reporting items on behalf of the funds comprising the Registrant.

(3)	All Other Fees represent permissible non-audit services for the Registrant that it believes are routine and recurring services and would not impair the independence of the accountant.

(e)(1)

Audit Committee Pre-Approval Policies and Procedures. Generally, the Registrant’s Audit Committee must preapprove (i) all audit and non-audit services performed for the Registrant by the independent accountant and (ii) all non-audit services performed by the Registrant’s independent accountant for the Registrant’s investment adviser, and certain of the adviser’s affiliates that provide ongoing services to the Registrant, if the services to be provided by the accountant relate directly to the operations and financial reporting of the Registrant.

The Audit Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any preapproval decisions to the Audit Committee at its next scheduled meeting.

In accordance with the Procedures, the annual audit services engagement terms and fees for the Registrant will be subject to the preapproval of the Audit Committee. In addition to the annual audit services engagement approved by the Audit Committee, the Audit Committee may grant preapproval for other audit services, which are those services that only the independent accountant reasonably can provide.

Requests or applications to provide services that require separate approval by the Audit Committee will be submitted to the Audit Committee by both the independent accountant and the Registrant’s treasurer, and must include a joint statement as to whether, in their view, the request or application is consistent with the Securities and Exchange Commissions’ rules on auditor independence.

Management will promptly report to the Chair of the Audit Committee any violation of this Procedure of which it becomes aware.

(e)(2)

The percentage of services described in paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X for fiscal years ended 2019 and 2018 was zero.

(f)	Not Applicable.

(g)	Not Applicable.

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintain the principal accountant’s independence.

Item 5:	Audit Committee of Listed Registrants.

The following individuals comprise the standing Audit Committee: Sandra N. Bane, Leo J. Hill, David W. Jennings, Frederic A. Nelson, John E. Pelletier, Patricia L. Sawyer and John W. Waechter.

Item 6:	Schedule of Investments.

(a)	The schedules of investments are included in the Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13:	Exhibits.

(a)(1)	The Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(a)(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Asset Allocation Variable Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	March 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	March 5, 2020

By:	/s/ Vincent J. Toner
Vincent J. Toner
Treasurer
(Principal Financial Officer)
Date:	March 5, 2020

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers

13(a)(2)	Section 302 N-CSR Certification of Principal Executive Officer and Principal Financial Officer

13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer